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                     [NATIONWIDE MULTI-FLEX ANNUITY - LOGO]




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                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2000





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NATIONWIDE(R)
MULTI-FLEX                                                [NATIONWIDE LOGO]
VARIABLE ACCOUNT



                                                      NATIONWIDE IS ON YOUR SIDE
                                                            COLUMBUS, OHIO





APO-724-AC (06/00)








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                               [NATIONWIDE LOGO]

                       NATIONWIDE LIFE INSURANCE COMPANY

                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220







                              [PHOTO OF PRESIDENT]



                              PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2000 semi-annual report of the Nationwide Multi-Flex Variable Account.

During the first half of 2000 fixed income and equity markets took a hiatus from their recent advances. It appears the Federal Reserve's interest rate hikers are accomplishing the intended purpose. Recent economic statistics show some moderation in the areas of home and vehicles sales because of the higher interest costs. And, there are other favorable indications that the Fed may yet "glide" the economy to a soft landing. Inflation remains low. Sustained increases in worker productivity continue to dampen pricing pressures of an increasingly tight labor pool. Corporate profitability growth remains viable. An improving global economy bodes well for U.S. exporting businesses. While all this provides a positive backdrop, we expect the markets will continue jittery and volatile during the second half of the year as uncertainty over further Fed actions persists. However, we believe patient investors in financial assets will be amply rewarded when we move beyond this temporary respite.

Nationwide Life was a forerunner in the variable annuity and variable life insurance business. We continue to develop new and innovative investment products to better meet your financial planning and retirement needs. And, we are equally committed to providing you, our valued customer, the exceptional level of customer service you expect and deserve.

                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                 August 16, 2000



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                       HOW TO READ THE SEMI-ANNUAL REPORT


This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Multi-flex Variable Account. Rules and regulations of the United States Securities and Exchange Commission and recognized conventions of Generally Accepted Accounting Principals prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Annual Report has four major financial sections:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNER'S EQUITY


This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their market value as of the close of business on June 30, 2000. The mutual funds are listed in alphabetical order. The market value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total market value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners' but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract Owners' Equity by funds series may be found on page 17. This summary also includes investment return for the reporting period for each fund series.

STATEMENTS OF OPERATIONS AND STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The INVESTMENT ACTIVITY section shows income to the variable account for reinvested dividends and capital gain distributions paid by the underlying mutual funds. Also shown are the mortality, expense and administration charges which are assessed through the daily unit value calculation and which represent an expense to the variable account and its contract owners. This section also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in market value of the underlying fund shares.

The EQUITY TRANSACTIONS section illustrates the receipt of purchase payments, as new contracts are sold or additional payments made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money.

The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

Notes to Financial Statements, beginning on page 14, provide further disclosures about the variable account and its underlying contract provisions.

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 2000
                                   (UNAUDITED)



ASSETS:

   Investments at market value:

      AIM VI - Capital Appreciation Fund (AIMCapAp)
         168,363 shares (cost $5,468,665) ....................................................................     $    6,483,659

      AIM VI - International Equity Fund (AIMIntEq)
         30,810 shares (cost $872,667) .......................................................................            804,447

      American Century VP - American Century VP Advantage (ACVPAdv)
         1,389,593 shares (cost $8,588,754) ..................................................................          8,393,143

      American Century VP - American Century VP Balanced (ACVPBal)
         14,690 shares (cost $110,980) .......................................................................            111,053

      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         2,236,448 shares (cost $25,105,001) .................................................................         37,997,253

      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         1,168,122 shares (cost $7,946,731) ..................................................................          8,959,493

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         1,168,460 shares (cost $45,808,259) .................................................................         65,075,875

      Dreyfus Stock Index Fund (DryStkIx)
         3,015,374 shares (cost $81,144,834) .................................................................        114,644,524

      Dreyfus VIF - Appreciation Portfolio (DryCapAp)
         301,011 shares (cost $11,514,138) ...................................................................         12,335,445

      Dreyfus VIF - Quality Bond Portfolio (DryQualBd)
         572,027 shares (cost $6,606,169) ....................................................................          6,286,572

      Dreyfus VIF - Small Cap Portfolio (DrySmCap)
         1,244,666 shares (cost $67,960,839) .................................................................         94,656,878

      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         5,045,579 shares (cost $107,513,719) ................................................................        115,594,226

      Fidelity VIP - High Income Portfolio (FidVIPHI)
         2,284,503 shares (cost $27,376,125) .................................................................         22,936,407

      Janus AS - Janus Aspen International Growth Portfolio (JanASIntGr)
         628,586 shares (cost $19,847,840) ...................................................................         24,948,566

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         1,508,738 shares (cost $31,913,748) .................................................................         39,015,964

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         5,652,766 shares (cost $62,351,456) .................................................................         61,558,617

      Nationwide SAT - High Income Bond Fund (NSATHIncBd)
         32,862 shares (cost $320,594) .......................................................................            293,125

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         28,677,713 shares (cost $28,677,713) ................................................................         28,677,713

      Nationwide SAT - Total Return Fund (NSATTotRe)
         17,862,793 shares (cost $231,195,534) ...............................................................        346,359,553

      Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)
         2,468,863 shares (cost $40,793,766) .................................................................         49,303,189

      Strong Opportunity Fund II, Inc. (StOpp2)
         1,412,675 shares (cost $29,851,872) .................................................................         38,212,862

      Templeton VPS - Templeton International Fund - Class I (TemIntFd)
         2,018,359 shares (cost $38,255,663) .................................................................         38,974,517
                                                                                                                   --------------
            Total investments ................................................................................      1,121,623,080
   Accounts receivable .......................................................................................              1,109
                                                                                                                   --------------
            Total assets .....................................................................................      1,121,624,189
ACCOUNTS PAYABLE .............................................................................................            665,106
                                                                                                                   --------------
CONTRACT OWNERS' EQUITY (NOTE 4) .............................................................................     $1,120,959,083
                                                                                                                   ==============


See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY
---------------------------
STATEMENTS OF OPERATIONS
---------------------------
SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                                      Total                                  AIMCapAp
                                                       -----------------------------------     -----------------------------------
                                                             2000                1999                2000                1999
                                                       ---------------     ---------------     ---------------     ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................    $    10,470,834          12,864,586                   -                   -
  Mortality, expense and administration
     charges (note 2) .............................         (7,503,445)         (8,232,771)            (31,689)             (8,657)
                                                       ---------------     ---------------     ---------------     ---------------
     Net investment activity ......................          2,967,389           4,631,815             (31,689)             (8,657)
                                                       ---------------     ---------------     ---------------     ---------------

  Proceeds from mutual fund shares sold ...........        179,537,232         127,853,175             352,020             103,129
  Cost of mutual fund shares sold .................       (120,812,870)        (84,544,417)           (232,457)            (87,027)
                                                       ---------------     ---------------     ---------------     ---------------
     Realized gain (loss) on investments ..........         58,724,362          43,308,758             119,563              16,102
  Change in unrealized gain (loss) on investments .        (56,629,701)         48,140,277             240,075             133,695
                                                       ---------------     ---------------     ---------------     ---------------
     Net gain (loss) on investments ...............          2,094,661          91,449,035             359,638             149,797
                                                       ---------------     ---------------     ---------------     ---------------
  Reinvested capital gains ........................         22,362,205          13,473,338                   -                   -
                                                       ---------------     ---------------     ---------------     ---------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........         27,424,255         109,554,188             327,949             141,140
                                                       ---------------     ---------------     ---------------     ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................         50,912,709          68,051,262             469,908             254,340
  Transfers between funds .........................                  -                   -           3,021,283             570,423
  Redemptions .....................................       (166,352,576)       (129,390,855)           (162,980)           (131,761)
  Annuity benefits ................................            (69,016)            (67,293)                  -                   -
  Annual contract maintenance charge (note 2) .....           (911,177)         (1,017,289)             (3,959)             (1,740)
  Contingent deferred sales charges (note 2) ......         (1,031,499)           (532,043)             (2,657)               (426)
  Adjustments to maintain reserves ................             77,724            (495,521)                 89                  (9)
                                                       ---------------     ---------------     ---------------     ---------------
       Net equity transactions ....................       (117,373,835)        (63,451,738)          3,321,684             690,827
                                                       ---------------     ---------------     ---------------     ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............        (89,949,580)         46,102,450           3,649,633             831,967
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......      1,210,908,663       1,258,717,456           2,834,110             902,179
                                                       ---------------     ---------------     ---------------     ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .............    $ 1,120,959,083       1,304,819,906           6,483,743           1,734,146
                                                       ===============     ===============     ===============     ===============

                                                                     AIMIntEq                                ACVPAdv
                                                       -----------------------------------     -----------------------------------
                                                             2000                1999                2000               1999
                                                       ---------------     ---------------     ---------------     ---------------

INVESTMENT ACTIVITY:
  Reinvested dividends ............................                  -                   -             250,043             285,155
  Mortality, expense and administration
     charges (note 2) .............................    $        (4,805)               (906)            (58,209)            (64,886)
                                                       ---------------     ---------------     ---------------     ---------------
     Net investment activity ......................             (4,805)               (906)            191,834             220,269
                                                       ---------------     ---------------     ---------------     ---------------

  Proceeds from mutual fund shares sold ...........            223,035              76,101           1,487,454           1,709,815
  Cost of mutual fund shares sold .................           (166,849)            (80,479)         (1,314,243)         (1,366,372)
                                                       ---------------     ---------------     ---------------     ---------------
     Realized gain (loss) on investments ..........             56,186              (4,378)            173,211             343,443
  Change in unrealized gain (loss) on investments .           (142,262)             10,993          (1,627,752)           (930,541)
                                                       ---------------     ---------------     ---------------     ---------------
     Net gain (loss) on investments ...............            (86,076)              6,615          (1,454,541)           (587,098)
                                                       ---------------     ---------------     ---------------     ---------------
  Reinvested capital gains ........................                  -                   -           1,558,701             676,891
                                                       ---------------     ---------------     ---------------     ---------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........            (90,881)              5,709             295,994             310,062
                                                       ---------------     ---------------     ---------------     ---------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................             76,884              30,459             227,782             309,724
  Transfers between funds .........................            546,713             (29,116)             30,753             (12,549)
  Redemptions .....................................            (42,097)            (12,149)         (1,524,871)           (734,734)
  Annuity benefits ................................                  -                   -                 (18)                (17)
  Annual contract maintenance charge (note 2) .....               (547)               (149)             (6,366)             (7,305)
  Contingent deferred sales charges (note 2) ......               (751)                (69)             (8,965)             (5,199)
  Adjustments to maintain reserves ................                 21                   6              (2,311)           (509,134)
                                                       ---------------     ---------------     ---------------     ---------------
       Net equity transactions ....................            580,223             (11,018)         (1,283,996)           (959,214)
                                                       ---------------     ---------------     ---------------     ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............            489,342              (5,309)           (988,002)           (649,152)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......            315,124             138,862           9,378,640          10,557,958
                                                       ---------------     ---------------     ---------------     ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .............    $       804,466             133,553           8,390,638           9,908,806
                                                       ===============     ===============     ===============     ===============

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
------------------------------------
SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)


                                                              ACVPBal                ACVPCapAp
                                                       -------------------   --------------------------
                                                          2000        1999       2000            1999
                                                       -----------   -----   ----------      ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................    $     1,879     -              -               -
  Mortality, expense and administration
     charges (note 2) .............................           (548)    -       (239,150)       (155,774)
                                                       -----------   -----   ----------      ----------
     Net investment activity ......................          1,331     -       (239,150)       (155,774)
                                                       -----------   -----   ----------      ----------

  Proceeds from mutual fund shares sold ...........         68,621     -      5,388,346       3,277,720
  Cost of mutual fund shares sold .................        (67,658)    -     (3,125,827)     (3,221,652)
                                                       -----------   -----   ----------      ----------
     Realized gain (loss) on investments ..........            963     -      2,262,519          56,068
  Change in unrealized gain (loss) on investments .         (2,361)    -      2,430,976       3,538,294
                                                       -----------   -----   ----------      ----------
     Net gain (loss) on investments ...............         (1,398)    -      4,693,495       3,594,362
                                                       -----------   -----   ----------      ----------
  Reinvested capital gains ........................          1,183     -      1,087,162               -
                                                       -----------   -----   ----------      ----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........          1,116     -      5,541,507       3,438,588
                                                       -----------   -----   ----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................         16,428     -      1,069,977         782,062
  Transfers between funds .........................         58,682     -      4,767,868      (1,170,473)
  Redemptions .....................................         (1,929)    -     (6,716,466)     (2,555,252)
  Annuity benefits ................................              -     -         (1,072)           (559)
  Annual contract maintenance charge (note 2) .....            (78)    -        (26,713)        (23,023)
  Contingent deferred sales charges (note 2) ......              -     -        (29,752)        (19,130)
  Adjustments to maintain reserves ................            277     -          1,498             644
                                                       -----------   -----   ----------      ----------
       Net equity transactions ....................         73,380     -       (934,660)     (2,985,731)
                                                       -----------   -----   ----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............         74,496     -      4,606,847         452,857
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......         36,838     -     33,374,915      24,412,586
                                                       -----------   -----   ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............    $   111,334     -     37,981,762      24,865,443
                                                       ===========   =====   ==========      ==========


                                                                 ACVPIncGr                       DrySRGro
                                                       ---------------------------     ---------------------------
                                                           2000            1999            2000           1999
                                                       -----------     -----------     -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................    $    48,831           1,352           9,345               -
  Mortality, expense and administration
     charges (note 2) .............................        (57,795)        (42,439)       (397,232)       (287,590)
                                                       -----------     -----------     -----------     -----------
     Net investment activity ......................         (8,964)        (41,087)       (387,887)       (287,590)
                                                       -----------     -----------     -----------     -----------

  Proceeds from mutual fund shares sold ...........        834,786         313,607       1,561,225         839,149
  Cost of mutual fund shares sold .................       (677,147)       (236,040)       (748,641)       (441,801)
                                                       -----------     -----------     -----------     -----------
     Realized gain (loss) on investments ..........        157,639          77,567         812,584         397,348
  Change in unrealized gain (loss) on investments .       (530,460)        565,365         916,015       4,940,561
                                                       -----------     -----------     -----------     -----------
     Net gain (loss) on investments ...............       (372,821)        642,932       1,728,599       5,337,909
                                                       -----------     -----------     -----------     -----------
  Reinvested capital gains ........................              -               -               -               -
                                                       -----------     -----------     -----------     -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       (381,785)        601,845       1,340,712       5,050,319
                                                       -----------     -----------     -----------     -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................        817,804         988,829       4,468,904       4,759,641
  Transfers between funds .........................       (156,667)      2,719,662       2,640,289       4,869,897
  Redemptions .....................................       (446,321)       (620,997)     (2,968,841)     (2,699,143)
  Annuity benefits ................................              -               -               -               -
  Annual contract maintenance charge (note 2) .....         (7,104)         (6,265)        (52,472)        (48,259)
  Contingent deferred sales charges (note 2) ......        (10,025)         (1,732)        (56,990)        (17,937)
  Adjustments to maintain reserves ................            138            (239)          1,499             479
                                                       -----------     -----------     -----------     -----------
       Net equity transactions ....................        197,825       3,079,258       4,032,389       6,864,678
                                                       -----------     -----------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       (183,960)      3,681,103       5,373,101      11,914,997
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......      9,143,623       4,442,594      59,704,187      38,278,833
                                                       -----------     -----------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............    $ 8,959,663       8,123,697      65,077,288      50,193,830
                                                       ===========     ===========     ===========     ===========



                                                                     (Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
-----------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
-----------------------------------------
SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                                   DryStkIx                           DryCapAp
                                                       -------------------------------     -------------------------------
                                                            2000              1999               2000            1999
                                                       -------------     -------------     -------------     -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................    $     547,327           589,105               695               536
  Mortality, expense and administration
     charges (note 2) .............................         (758,448)         (674,383)          (84,093)          (61,432)
                                                       -------------     -------------     -------------     -------------
     Net investment activity ......................         (211,121)          (85,278)          (83,398)          (60,896)
                                                       -------------     -------------     -------------     -------------

  Proceeds from mutual fund shares sold ...........       10,451,314         1,640,570         4,900,054           520,090
  Cost of mutual fund shares sold .................       (4,398,189)         (635,284)       (4,276,329)         (437,306)
                                                       -------------     -------------     -------------     -------------
     Realized gain (loss) on investments ..........        6,053,125         1,005,286           623,725            82,784
  Change in unrealized gain (loss) on investments .       (7,603,747)        9,864,408          (367,059)          612,654
                                                       -------------     -------------     -------------     -------------
     Net gain (loss) on investments ...............       (1,550,622)       10,869,694           256,666           695,438
                                                       -------------     -------------     -------------     -------------
  Reinvested capital gains ........................          129,054           456,307                 -                 -
                                                       -------------     -------------     -------------     -------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       (1,632,689)       11,240,723           173,268           634,542
                                                       -------------     -------------     -------------     -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................        7,612,451         9,352,834         1,316,050         1,504,761
  Transfers between funds .........................       (1,873,437)        8,549,495          (794,693)        4,518,776
  Redemptions .....................................      (12,372,933)       (7,010,101)         (731,813)         (643,361)
  Annuity benefits ................................           (3,111)           (2,981)                -                 -
  Annual contract maintenance charge (note 2) .....          (92,187)          (91,344)          (10,368)           (7,790)
  Contingent deferred sales charges (note 2) ......         (137,992)          (42,551)          (16,920)           (3,742)
  Adjustments to maintain reserves ................            6,367             1,188               336                82
                                                       -------------     -------------     -------------     -------------
       Net equity transactions ....................       (6,860,842)       10,756,540          (237,408)        5,368,726
                                                       -------------     -------------     -------------     -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       (8,493,531)       21,997,263           (64,140)        6,003,268
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......      123,130,078        92,569,778        12,399,915         5,829,653
                                                       -------------     -------------     -------------     -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .............    $ 114,636,547       114,567,041        12,335,775        11,832,921
                                                       =============     =============     =============     =============


                                                                  DryQualBd                            DrySmCap
                                                       -------------------------------     -------------------------------
                                                            2000              1999              2000              1999
                                                       -------------     -------------     -------------     -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................    $     155,785           148,955            56,106            53,163
  Mortality, expense and administration
     charges (note 2) .............................          (40,220)          (43,344)         (574,145)         (476,754)
                                                       -------------     -------------     -------------     -------------
     Net investment activity ......................          115,565           105,611          (518,039)         (423,591)
                                                       -------------     -------------     -------------     -------------

  Proceeds from mutual fund shares sold ...........          622,657           624,270         2,407,870         5,620,089
  Cost of mutual fund shares sold .................         (651,865)         (624,049)       (1,594,682)       (4,190,779)
                                                       -------------     -------------     -------------     -------------
     Realized gain (loss) on investments ..........          (29,208)              221           813,188         1,429,310
  Change in unrealized gain (loss) on investments .           86,286          (243,956)       11,285,007         7,188,984
                                                       -------------     -------------     -------------     -------------
     Net gain (loss) on investments ...............           57,078          (243,735)       12,098,195         8,618,294
                                                       -------------     -------------     -------------     -------------
  Reinvested capital gains ........................                -                 -                 -                 -
                                                       -------------     -------------     -------------     -------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........          172,643          (138,124)       11,580,156         8,194,703
                                                       -------------     -------------     -------------     -------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................          517,176           792,426         6,275,378         8,570,389
  Transfers between funds .........................         (386,750)         (524,015)         (620,207)       (6,548,656)
  Redemptions .....................................         (324,381)         (347,289)       (5,167,588)       (4,826,577)
  Annuity benefits ................................                -                 -                 -                 -
  Annual contract maintenance charge (note 2) .....           (6,238)           (7,607)          (98,784)         (103,105)
  Contingent deferred sales charges (note 2) ......           (6,064)           (2,683)         (100,652)          (47,509)
  Adjustments to maintain reserves ................              107               (83)            1,643               732
                                                       -------------     -------------     -------------     -------------
       Net equity transactions ....................         (206,150)          (89,251)          289,790        (2,954,726)
                                                       -------------     -------------     -------------     -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............          (33,507)         (227,375)       11,869,946         5,239,977
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......        6,320,190         6,786,814        82,788,426        73,258,807
                                                       -------------     -------------     -------------     -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .............    $   6,286,683         6,559,439        94,658,372        78,498,784
                                                       =============     =============     =============     =============

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
-------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
-------------------------------------
SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                                   FidVIPEI                          FidVIPHI
                                                       -------------------------------     -------------------------------
                                                            2000              1999             2000              1999
                                                       -------------     -------------     -------------     -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................    $   2,213,531         2,194,168         1,641,805         2,309,949
  Mortality, expense and administration
     charges (note 2) .............................         (796,744)         (976,446)         (154,840)         (168,713)
                                                       -------------     -------------     -------------     -------------
     Net investment activity ......................        1,416,787         1,217,722         1,486,965         2,141,236
                                                       -------------     -------------     -------------     -------------

  Proceeds from mutual fund shares sold ...........       18,393,572        10,785,307         1,587,792         2,264,840
  Cost of mutual fund shares sold .................      (12,244,189)       (6,490,109)       (1,825,858)       (2,347,136)
                                                       -------------     -------------     -------------     -------------
     Realized gain (loss) on investments ..........        6,149,383         4,295,198          (238,066)          (82,296)
  Change in unrealized gain (loss) on investments .      (20,613,344)        6,765,788        (2,595,009)         (334,107)
                                                       -------------     -------------     -------------     -------------
     Net gain (loss) on investments ...............      (14,463,961)       11,060,986        (2,833,075)         (416,403)
                                                       -------------     -------------     -------------     -------------
  Reinvested capital gains ........................        8,339,351         4,850,267                 -            86,353
                                                       -------------     -------------     -------------     -------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       (4,707,823)       17,128,975        (1,346,110)        1,811,186
                                                       -------------     -------------     -------------     -------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................        6,376,940         9,415,274         1,998,354         2,988,835
  Transfers between funds .........................       (8,353,880)       (6,285,099)       (1,533,532)       (2,065,965)
  Redemptions .....................................      (14,918,180)      (10,833,064)       (1,229,527)       (1,740,248)
  Annuity benefits ................................           (1,165)             (966)                -                 -
  Annual contract maintenance charge (note 2) .....          (96,741)         (121,694)          (24,165)          (30,542)
  Contingent deferred sales charges (note 2) ......         (143,809)          (88,599)          (27,054)          (12,396)
  Adjustments to maintain reserves ................            4,856             1,360              (218)               82
                                                       -------------     -------------     -------------     -------------
       Net equity transactions ....................      (17,131,979)       (7,912,788)         (816,142)         (860,234)
                                                       -------------     -------------     -------------     -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............      (21,839,802)        9,216,187        (2,162,252)          950,952
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......      137,433,012       147,846,675        25,098,494        25,206,813
                                                       -------------     -------------     -------------     -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .............    $ 115,593,210       157,062,862        22,936,242        26,157,765
                                                       =============     =============     =============     =============

                                                                  JanASIntGr                          NSATCapAp
                                                       ----------------- -------------     -------------------------------
                                                            2000               1999             2000              1999
                                                       -------------     -------------     -------------     -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................    $      62,753            15,443            75,003           171,742
  Mortality, expense and administration
     charges (note 2) .............................         (148,588)          (31,920)         (279,506)         (403,612)
                                                       -------------     -------------     -------------     -------------
     Net investment activity ......................          (85,835)          (16,477)         (204,503)         (231,870)
                                                       -------------     -------------     -------------     -------------

  Proceeds from mutual fund shares sold ...........        1,200,421           198,797        12,056,242         7,766,184
  Cost of mutual fund shares sold .................         (666,763)         (182,133)       (6,867,789)       (3,088,826)
                                                       -------------     -------------     -------------     -------------
     Realized gain (loss) on investments ..........          533,658            16,664         5,188,453         4,677,358
  Change in unrealized gain (loss) on investments .         (417,039)          451,421        (5,459,367)        2,182,493
                                                       -------------     -------------     -------------     -------------
     Net gain (loss) on investments ...............          116,619           468,085          (270,914)        6,859,851
                                                       -------------     -------------     -------------     -------------
  Reinvested capital gains ........................                -                 -                 -                 -
                                                       -------------     -------------     -------------     -------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........           30,784           451,608          (475,417)        6,627,981
                                                       -------------     -------------     -------------     -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................        1,810,407         1,056,578           776,668         1,989,176
  Transfers between funds .........................        9,689,292         1,191,062         1,235,681         2,616,032
  Redemptions .....................................       (1,317,574)         (396,059)      (12,865,463)       (8,606,946)
  Annuity benefits ................................                -                 -            (3,119)           (3,166)
  Annual contract maintenance charge (note 2) .....          (13,086)           (4,360)          (31,737)          (36,422)
  Contingent deferred sales charges (note 2) ......          (23,165)           (3,360)          (24,317)          (13,924)
  Adjustments to maintain reserves ................              368                41            10,092               455
                                                       -------------     -------------     -------------     -------------
       Net equity transactions ....................       10,146,242         1,843,902       (10,902,195)       (4,054,795)
                                                       -------------     -------------     -------------     -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       10,177,026         2,295,510       (11,377,612)        2,573,186
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......       14,771,803         3,755,155        50,337,709        62,424,782
                                                       -------------     -------------     -------------     -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .............    $  24,948,829         6,050,665        38,960,097        64,997,968
                                                       =============     =============     =============     =============

                                                                     (Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
----------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
----------------------------------------
SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                                   NSATGvtBd                         NSATHIncBd
                                                       -----------------------------          ------------------------
                                                           2000              1999               2000            1999
                                                       ------------       ----------          -------          -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................    $  1,941,252        2,573,381           14,992           13,454
  Mortality, expense and administration
     charges (note 2) .............................        (440,447)        (645,845)          (2,069)          (2,205)
                                                       ------------     ------------     ------------     ------------
     Net investment activity ......................       1,500,805        1,927,536           12,923           11,249
                                                       ------------     ------------     ------------     ------------

  Proceeds from mutual fund shares sold ...........      14,817,954       14,666,986           81,383          182,845
  Cost of mutual fund shares sold .................     (15,354,538)     (14,604,962)         (90,972)        (176,189)
                                                       ------------     ------------     ------------     ------------
     Realized gain (loss) on investments ..........        (536,584)          62,024           (9,589)           6,656
  Change in unrealized gain (loss) on investments .       1,192,134       (4,832,451)         (10,949)         (12,681)
                                                       ------------     ------------     ------------     ------------
     Net gain (loss) on investments ...............         655,550       (4,770,427)         (20,538)          (6,025)
                                                       ------------     ------------     ------------     ------------
  Reinvested capital gains ........................               -                -                -              176
                                                       ------------     ------------     ------------     ------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       2,156,355       (2,842,891)          (7,615)           5,400
                                                       ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       1,437,747        2,681,739           33,478           73,751
  Transfers between funds .........................      (2,195,795)      (2,730,113)         (68,126)          16,403
  Redemptions .....................................     (13,309,774)     (12,692,793)         (18,038)         (30,934)
  Annuity benefits ................................          (6,205)          (7,598)               -                -
  Annual contract maintenance charge (note 2) .....         (52,909)         (69,876)            (340)            (436)
  Contingent deferred sales charges (note 2) ......         (62,728)         (41,825)            (372)             (14)
  Adjustments to maintain reserves ................           3,308             (228)               4                1
                                                       ------------     ------------     ------------     ------------
       Net equity transactions ....................     (14,186,356)     (12,860,694)         (53,394)          58,771
                                                       ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............     (12,030,001)     (15,703,585)         (61,009)          64,171
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......      73,491,677      107,365,814          354,136          290,615
                                                       ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .............    $ 61,461,676       91,662,229          293,127          354,786
                                                       ============     ============     ============     ============


                                                                   NSATMyMkt                      NSATTotRe
                                                       -----------------------------     -----------------------------
                                                            2000             1999               2000         1999
                                                       ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................    $    868,505          885,766          962,128        1,932,917
  Mortality, expense and administration
     charges (note 2) .............................        (203,882)        (252,822)      (2,410,070)      (3,258,543)
                                                       ------------     ------------     ------------     ------------
     Net investment activity ......................         664,623          632,944       (1,447,942)      (1,325,626)
                                                       ------------     ------------     ------------     ------------

  Proceeds from mutual fund shares sold ...........      17,557,540       12,230,079       75,746,144       57,530,908
  Cost of mutual fund shares sold .................     (17,557,540)     (12,230,079)     (41,514,984)     (27,891,046)
                                                       ------------     ------------     ------------     ------------
     Realized gain (loss) on investments ..........               -                -       34,231,160       29,639,862
  Change in unrealized gain (loss) on investments .               -                -      (24,614,541)      19,365,724
                                                       ------------     ------------     ------------     ------------
     Net gain (loss) on investments ...............               -                -        9,616,619       49,005,586
                                                       ------------     ------------     ------------     ------------
  Reinvested capital gains ........................               -                -                -          227,621
                                                       ------------     ------------     ------------     ------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........         664,623          632,944        8,168,677       47,907,581
                                                       ------------     ------------     ------------     ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................         904,009        1,162,331        8,028,966       13,291,912
  Transfers between funds .........................      (1,015,681)       4,438,164       (7,998,151)      (5,759,718)
  Redemptions .....................................      (7,365,048)      (7,472,706)     (72,533,941)     (60,472,695)
  Annuity benefits ................................          (1,127)          (1,967)         (53,052)         (49,935)
  Annual contract maintenance charge (note 2) .....         (24,803)         (29,730)        (269,250)        (333,077)
  Contingent deferred sales charges (note 2) ......         (29,743)         (25,141)        (224,885)        (138,412)
  Adjustments to maintain reserves ................             675             (217)          63,329            8,473
                                                       ------------     ------------     ------------     ------------
       Net equity transactions ....................      (7,531,718)      (1,929,266)     (72,986,984)     (53,453,452)
                                                       ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............      (6,867,095)      (1,296,322)     (64,818,307)      (5,545,871)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......      35,526,456       38,688,503      410,707,357      511,922,904
                                                       ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .............    $ 28,659,361       37,392,181      345,889,050      506,377,033
                                                       ============     ============     ============     ============

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
----------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
----------------------------------------
SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                                  NBAMTBal                            StOpp2
                                                       -----------------------------       ---------------------------
                                                           2000              1999             2000             1999
                                                       ------------       ----------       ----------       ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................    $    840,811          728,530                -                -
  Mortality, expense and administration
     charges (note 2) .............................        (328,989)        (278,908)        (240,912)        (165,843)
                                                       ------------     ------------     ------------     ------------
     Net investment activity ......................         511,822          449,622         (240,912)        (165,843)
                                                       ------------     ------------     ------------     ------------

  Proceeds from mutual fund shares sold ...........       6,771,144        3,858,510          777,203        1,052,082
  Cost of mutual fund shares sold .................      (5,198,835)      (3,576,706)        (485,612)        (844,756)
                                                       ------------     ------------     ------------     ------------
     Realized gain (loss) on investments ..........       1,572,309          281,804          291,591          207,326
  Change in unrealized gain (loss) on investments .      (4,246,642)      (1,224,853)       1,144,786        1,688,185
                                                       ------------     ------------     ------------     ------------
     Net gain (loss) on investments ...............      (2,674,333)        (943,049)       1,436,377        1,895,511
                                                       ------------     ------------     ------------     ------------
  Reinvested capital gains ........................       6,658,313        1,079,303                -        2,758,314
                                                       ------------     ------------     ------------     ------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       4,495,802          585,876        1,195,465        4,487,982
                                                       ------------     ------------     ------------     ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       1,340,392        1,510,329        2,741,607        2,919,862
  Transfers between funds .........................       3,115,375       (1,190,923)       1,535,455         (245,566)
  Redemptions .....................................      (8,336,171)      (3,526,802)      (1,699,795)      (1,927,458)
  Annuity benefits ................................            (147)            (106)               -                -
  Annual contract maintenance charge (note 2) .....         (33,550)         (32,539)         (31,840)         (30,222)
  Contingent deferred sales charges (note 2) ......         (48,452)         (30,681)         (32,347)         (16,627)
  Adjustments to maintain reserves ................         (15,652)             161              846              421
                                                       ------------     ------------     ------------     ------------
       Net equity transactions ....................      (3,978,205)      (3,270,561)       2,513,926          700,410
                                                       ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............         517,597       (2,684,685)       3,709,391        5,188,392
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......      48,784,964       45,142,869       34,504,202       23,359,647
                                                       ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .............    $ 49,302,561       42,458,184       38,213,593       28,548,039
                                                       ============     ============     ============     ============

                                                                   TemIntFd
                                                       -----------------------------
                                                           2000             1999
                                                       ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................    $    780,043          960,970
  Mortality, expense and administration
     charges (note 2) .............................        (251,064)        (231,749)
                                                       ------------     ------------
     Net investment activity ......................         528,979          729,221
                                                       ------------     ------------

  Proceeds from mutual fund shares sold ...........       2,250,455        2,592,097
  Cost of mutual fund shares sold .................      (1,751,903)      (1,791,686)
                                                       ------------     ------------
     Realized gain (loss) on investments ..........         498,552          800,411
  Change in unrealized gain (loss) on investments .      (5,694,448)      (1,589,699)
                                                       ------------     ------------
     Net gain (loss) on investments ...............      (5,195,896)        (789,288)
                                                       ------------     ------------
  Reinvested capital gains ........................       4,588,441        3,338,106
                                                       ------------     ------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........         (78,476)       3,278,039
                                                       ------------     ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       2,595,399        3,616,009
  Transfers between funds .........................      (1,644,472)      (2,927,718)
  Redemptions .....................................      (2,298,845)      (2,109,787)
  Annuity benefits ................................               -                -
  Annual contract maintenance charge (note 2) .....         (27,940)         (31,802)
  Contingent deferred sales charges (note 2) ......         (43,859)         (20,086)
  Adjustments to maintain reserves ................             452              264
                                                       ------------     ------------
       Net equity transactions ....................      (1,419,265)      (1,473,120)
                                                       ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............      (1,497,741)       1,804,919
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......      40,472,807       35,535,615
                                                       ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .............    $ 38,975,066       37,340,534
                                                       ============     ============



See accompanying notes to financial statements.

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                             JUNE 30, 2000 AND 1999
                                   (Unaudited)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Multi-Flex Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distributions for the contracts is through Company Agents and an affiliated sales organization; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

              Funds of the AIM Variable Insurance Funds, Inc. (AIM VI);
                    AIM VI - Capital Appreciation Fund (AIMCapAp)*
                    AIM VI - International Equity Fund (AIMIntEq)*

              Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP);
                    American Century VP - American Century VP Advantage
                       (ACVPAdv)*
                    American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital
                       Appreciation (ACVPCapAp)*
                    American Century VP - American Century VP Income & Growth
                       (ACVPIncGr)*

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)*

              Dreyfus Stock Index Fund (DryStkIx)*

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                    Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)* Dreyfus VIF - Quality Bond Portfolio (DryQualBd)*
                    Dreyfus VIF - Small Cap Portfolio (DrySmCap)*

              Portfolios of the Fidelity Variable Insurance Products Fund
                (Fidelity VIP);
                    Fidelity VIP - Equity-Income Portfolio (FidVIPEI)* Fidelity VIP - High Income Portfolio (FidVIPHI)*

              Portfolio of the Janus Aspen Series (Janus AS);
                    Janus AS - Janus Aspen International Growth Portfolio
                       (JanASIntGr)*

              Funds of the Nationwide Separate Account Trust (Nationwide
              SAT) (managed for a fee by an affiliated investment advisor);
                    Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
                       (not available to contracts established under NEA Valuebuilder)
                    Nationwide SAT - Government Bond Fund (NSATGvtBd) Nationwide SAT - High Income Bond Fund (NSATHIncBd)* Nationwide SAT - Money Market Fund (NSATMyMkt) Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolio of the Neuberger Berman Advisers Management Trust
                (Neuberger Berman AMT);
                    Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)*

              Strong Opportunity Fund II, Inc. (StOpp2)*

              Portfolio of the Templeton Variable Products Series Fund
                (Templeton VPS); Templeton VPS -
                    Templeton International Fund - Class I (TemIntFd)*

         At June 30, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2000. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.



                                                                     (Continued)

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to February 1, 1989, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after February 1, 1989, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) for contracts issued prior to February 1, 1989, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for contracts issued on or after February 1, 1989, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for NEA Valuebuilder Annuity contracts issued before November 3, 1997, or in states which have not approved the applicable contract modifications, a mortality and expense risk charge and an administrative charge assessed through the daily unit value calculation equal to a annual rate of 1.25% and .05%, respectively; for NEA Valuebuilder Annuity contracts issued on or after the later of November 3, 1997, or the date on which state insurance authorities approve corresponding contract modifications, an actuarial risk charge assessed through the daily unit value calculation equal to an annual rate of 1.30%.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.


*This fund is only available for contracts issued to Plans established under the NEA Valuebuilder Annuity.

(4) COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at June 30, 2000, in both the accumulation and payout phases.

Contract owners' equity represented by:

                                                                                                                  PERIOD
   Contracts in accumulation phase:                          UNITS                UNIT VALUE                      RETURN*
                                                           --------               ---------                      ---------
      AIM VI - Capital Appreciation Fund:
         Tax qualified...............................        367,697             $ 17.167451   $  6,312,420          8%
         Non-tax qualified...........................          9,979               17.167451        171,314          8%

      AIM VI - International Equity Fund:
         Tax qualified...............................         52,147               15.316137        798,691        (11)%
         Non-tax qualified...........................            377               15.316137          5,774        (11)%

      American Century VP - American Century
      VP Advantage:
         Tax qualified...............................        301,585               21.214730      6,398,044          3%
         Non-tax qualified...........................         93,925               21.214730      1,992,594          3%

      American Century VP - American Century
      VP Balanced:
         Tax qualified...............................          9,987               10.639973        106,261          1%
         Non-tax qualified...........................            454               10.639973          4,831          1%

      American Century VP - American Century
      VP Capital Appreciation:
         Tax qualified...............................      1,060,907               27.124399     28,776,465         17%
         Non-tax qualified...........................        338,129               27.124399      9,171,546         17%

      American Century VP - American Century
      VP Income & Growth:
         Tax qualified...............................        595,373               14.537853      8,655,445         (4)%
         Non-tax qualified...........................         20,926               14.537853        304,219         (4)%

      The Dreyfus Socially Responsible
      Growth Fund, Inc.:
         Tax qualified...............................      1,843,029               33.782253     62,261,672          2%
         Non-tax qualified...........................         83,346               33.782253      2,815,616          2%

      Dreyfus Stock Index Fund:
         Tax qualified...............................      3,119,870               32.615212    101,755,221         (1)%
         Non-tax qualified...........................        394,681               32.615212     12,872,604         (1)%

      Dreyfus VIF - Appreciation Portfolio:
         Tax qualified...............................        798,397               14.791683     11,809,635          2%
         Non-tax qualified...........................         35,570               14.791683        526,140          2%

      Dreyfus VIF - Quality Bond Portfolio:
         Tax qualified...............................        486,422               12.210856      5,939,629          3%
         Non-tax qualified...........................         28,421               12.210856        347,045          3%

      Dreyfus VIF - Small Cap Portfolio:
         Tax qualified...............................      3,971,847               23.191947     92,114,865         14%
         Non-tax qualified...........................        109,672               23.191947      2,543,507         14%

      Fidelity VIP - Equity-Income Portfolio:
         Tax qualified...............................      4,366,001               22.981645    100,337,885         (3)%
         Non-tax qualified...........................        662,612               22.981645     15,227,914         (3)%

      Fidelity VIP - High Income Portfolio:
         Tax qualified...............................      1,503,166               14.671648     22,053,922         (5)%
         Non-tax qualified...........................         60,138               14.671648        882,324         (5)%


                                                                     (Continued)

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

                                                                                                                  PERIOD
                                                             UNITS                UNIT VALUE                      RETURN*
                                                           --------               ---------                      ---------
      Janus AS - Janus Aspen
      International Growth Portfolio:
         Tax qualified...............................      1,125,188               21.180756     23,832,332          2%
         Non-tax qualified...........................         52,713               21.180756      1,116,501          2%

      Nationwide SAT - Capital Appreciation Fund:
         Tax qualified...............................        892,791               31.543238     28,161,519          0%
         Non-tax qualified...........................        340,617               31.543238     10,744,163          0%

      Nationwide SAT - Government Bond Fund:
         Tax qualified...............................      1,295,812               34.879444     45,197,202          3%
         Non-tax qualified...........................        463,409               34.892329     16,169,419          3%

      Nationwide SAT - High Income Bond Fund:
         Tax qualified...............................         26,517               10.623098        281,693         (2)%
         Non-tax qualified...........................          1,077               10.623098         11,441         (2)%

      Nationwide SAT - Money Market Fund:
         Tax qualified...............................        948,864               23.198381     22,012,109          2%
         Non-tax qualified...........................        262,981               25.205457      6,628,556          2%

      Nationwide SAT - Total Return Fund:
         Tax qualified...............................      2,610,425              100.328103    261,898,988          3%
         Non-tax qualified...........................        855,983               97.442368     83,409,010          3%

      Neuberger Berman AMT -
      Balanced Portfolio:
         Tax qualified...............................      1,371,704               29.352154     40,262,467         10%
         Non-tax qualified...........................        307,900               29.352154      9,037,528         10%

      Strong Opportunity Fund II, Inc.:
         Tax qualified...............................      1,572,348               23.296864     36,630,778          3%
         Non-tax qualified...........................         67,941               23.296864      1,582,812          3%

      Templeton VPS - Templeton International Fund:
         Tax qualified...............................      1,843,724               20.522060     37,837,015          0%
         Non-tax qualified...........................         55,455               20.522060      1,138,051          0%
                                                           =========               =========

   Reserves for annuity contracts in payout phase:
         Tax qualified...............................                                               459,578
         Non-tax qualified...........................                                               362,338
                                                                                            ---------------
                                                                                            $ 1,120,959,083
                                                                                            ===============




* The period return does not include contract charges satisfied by surrendering units.



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NATIONWIDE LIFE INSURANCE COMPANY
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